Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
The following table summarizes transactions with related parties for the years ended December 31, 2023, 2022 and 2021.

	For the year ended December 31,
	2023						2022						2021
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group(1)(2)	3,233	288	740	—	(7)	—	35,525	—	6,396	—	136	—	23,047	—	7,730	—	596	—
Filati Biagioli Modesto S.p.A.	5	4,782	141	—	96	—	—	3,304	61	—	—	—	49	177	—	—	—	—
Norda Run Inc.	—	2,072	122	—	—	(14)	—	—	—	—	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Luigi Fedeli e Figlio S.r.l.	86	85	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total associates	3,324	7,227	1,003	—	89	(14)	35,526	3,304	6,457	—	136	—	23,096	177	7,730	—	596	—
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
EZ Real Estate(3)	4	2,580	4,100	2,072	(545)	—	8	2,545	3,638	—	(490)	—	58	830	1,659	84	—	—
Schneider Group	25	14,209	14	—		—	23	14,785	52	—	—	—	20	5,623	—	—	—	—
Alan Real Estate S.A.(3)	—	1,650	3,100	—	(310)	(8)		1,692	1,415	—	(13)	—	—	274	520	—	—	—
Agnona S.r.l.	64	35	210	32	(1)	(1)	195	262	81	—	—	—	373	—	5,665	—	—	—
61 West 23rd Street LLC(3)	—	—	—	—	—	—	—	—	(16)	—	—	—	—	—	(14)	—	—	—
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team(4)	195	5,827	614	6	3	—	1	6,086	33	—	(8)	—	9	491	—	—	(40)	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	3,108	—	(1,522)	350	—	—	—	—	—	—	—	—	—	—	—	—
Other	—	—	3,038	—	—	—	—	—	2,563	—	—	—	—	—	1,284	—	(20,675)	—
Total transactions with related parties	3,612	31,528	15,187	2,110	(2,286)	327	35,753	28,674	14,223	—	(375)	—	23,556	7,395	16,844	84	(20,119)	—
Total for the Group	1,904,549	680,235	901,364	114,802	(30,839)	(5,262)	1,492,840	564,832	695,084	85,147	(41,026)	(7,869)	1,292,402	495,702	822,897	67,831	2,066	(7,791)
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(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the year ended December 31, 2023 (€3,956 thousand and €4,081 thousand for the year ended December 31, 2022 and 2021, respectively).
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.

Schedule of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at December 31, 2023 and 2022.

	At December 31, 2023				At December 31, 2022
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
TFI Group(1)	—	—	—	—	—	11,808	—	366
Filati Biagioli Modesto S.p.A.	—	598	—	927	—	2,200	—	2,830
Norda Run Inc.	—	—	—	2	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	1	—	—
Luigi Fedeli e Figlio S.r.l.	—	3	—	—	—	—	—	—
Total associates	—	601	—	929	—	14,009	—	3,196
Monterubello and Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Monterubello	—	—	—	—	—		—	—
Agnona S.r.l.	—	55	—	56	—	32	—	67
Schneider Group	—	—	—	4,176	—	4	—	4,102
EZ Real Estate (2)	43,215	82	37,320	8,503	41,671	69	35,776	6,476
61 West 23rd Street LLC(2)	—	—	—	—	—	24	—	—
Alan Real Estate S.A.(2)	37,154	—	33,245	5,291	9,875	—	7,565	2,471
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team(3)	406	188	—	2,144	—	240	—	2,204
Other related parties connected to directors and shareholders
UBS Group AG	—	43,202	20,000	3,017	—	—	—	—
Other	—	—	—	530	—	—	—	384
Total transactions with related parties	80,775	44,128	90,565	24,646	51,546	14,378	43,341	18,900
Total for the Group	1,479,375	1,287,636	853,992	1,012,123	1,141,070	1,285,657	827,422	866,984
_________________
(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(3)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.

Schedule of Remuneration and Outstanding Balances With Key Management Personnel Explanatory
The following table summarizes remuneration of and outstanding balances with the directors of the Group and key executives with strategic responsibilities:

	Key Management Personnel					Outstanding Balance
(Euro thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Financial income	Employee benefits	Other current and non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2023	17,516	3,047	9,110	14,251	—	4,346	138,558	43,034	—
2022	17,337	1,015	13,623	9,358	(24)	28,648	156,782	6,861	2,240
2021	16,853	4,012	8,702	14,012	—	12,865	135,726	7,990	2,219
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(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio (in 2021).